Financial instruments and risk management - Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Amount presented in the Group balance sheet, assets	£ 561	£ 425
Related amounts not offset in the Group balance sheet	(405)	(184)
Amount presented in the Group balance sheet, liabilities	(929)	(314)
Related amounts not offset in the Group balance sheet	405	184
Amount presented in the Group balance sheet	(368)	111
Net amount	(368)	111
Financial assets
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Net amount	156	241
Financial liabilities
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Net amount	£ (524)	£ (130)